Nature of Business	12 Months Ended
Dec. 31, 2020
Nature of Business
Nature of Business

Note 1.  Nature of Business

Scully Royalty Ltd. (“Scully” or the “Company”) is incorporated under the laws of the Cayman Islands. Scully and the entities it controls are collectively known as the “Group” in these consolidated financial statements. The Group is a merchant bank that provides financial services and has a royalty interest in the Scully iron ore mine in the Province of Newfoundland and Labrador, Canada. In addition, the Group owns other merchant banking assets and seeks to invest in businesses or assets whose intrinsic value is not properly reflected. The Group’s investing activities are generally not passive. The Group actively seeks investments where its financial expertise and management can add or unlock value.